Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1,512	$ 3,154	$ 5,245	$ 5,774
Finance lease cost:
Amortization of lease assets	439	1,008	1,584	1,187
Interest on lease liabilities	31	159
Total finance lease cost	470	1,167	1,801	1,326
Variable lease cost	209	672	1,071	1,733
Total lease cost	$ 2,191	$ 4,993	$ 8,788	$ 8,833